Other Current Assets and Other Current Financial Assets - Other Current Financial Assets (Details) $ in Millions, $ in Millions	Dec. 31, 2025 USD ($)	[1]	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)
Current assets [abstract]
Restricted cash			$ 363	$ 349
Derivative financial instruments (see Note 21)			379	1,278
Notes receivable			378	155
Other current financial assets	$ 62		$ 1,120	$ 1,782

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4